Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of originally reported and restated loss per share, Shares and balance sheet
The originally reported loss per share and the restated loss per share amounts are as follows:

Period	As Originally Reported	Restated
3 months ended July 31, 2012	$(0.05)	$(0.01)
9 months ended July 31, 2012	$(0.18)	$(0.05)
3 months ended July 31, 2011	$(0.01)	$(0.01)
9 months ended July 31, 2011	$(0.02)	$(0.01)

The originally reported shares and the restated shares are as follows:

Period	Shares as Originally Reported	Shares as Restated
9 months ended July 31, 2012	1,742,575	6,000,000

In addition the Company restated its balance sheet as of July 31, 2012 as follows:

Period	As Originally Reported	Restated
Common stock	$174	$600
Additional paid in capital	$5,230,972	$5,230,546